PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
Summary of property and equipment

Property and equipment consist of the following:

	December 31,
	2021	2020
Land	$4,620	$4,620
Building and improvements	17,556	17,367
Furniture and fixtures	1,209	1,288
Computer hardware and software	23,547	23,125
Machinery and equipment	21,795	22,162
Construction in progress	1,497	518
	70,224	69,080
Less accumulated depreciation	(37,171)	(33,643)
	$33,053	$35,437